Payments, by Government - 12 months ended Dec. 31, 2025 - USD ($)	Taxes	Fees	Total Payments
Canada | Canada Revenue Agency
Total	$ 1,840,000		$ 1,840,000
Canada | Apitipi Anicinapek Nation
Total		$ 180,000	180,000
Canada | The Municipality of Black River, Black River Matheson
Total	240,000		240,000
United States of America | The Municipality of Eureka
Total	530,000	70,000	600,000
United States of America | The State of Nevada
Total	$ 820,000	160,000	980,000
United States of America | Bureau of Land Management
Total		1,210,000	1,210,000
Mexico | Federal Government of Mexico, Tesoreria de la Federacion
Total		$ 2,230,000	$ 2,230,000